Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	$ 192,683	$ 103,986	$ 75,767
Trade receivables from provisional concentrate sales, net of fair value adjustment	5,429	4,350
Long-term investments - common shares held	196,241	309,757	$ 164,753
Long-term investments - warrants held	3,637
Convertible notes receivable	11,353	21,856
Total net financial assets measured at fair value	409,343	439,949
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	196,241	309,757
Level 1 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	192,683	103,986
Total net financial assets measured at fair value	388,924	413,743
Level 1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	196,241	309,757
Level 2 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Trade receivables from provisional concentrate sales, net of fair value adjustment	5,429	4,350
Long-term investments - warrants held	3,637
Total net financial assets measured at fair value	9,066	4,350
Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Convertible notes receivable	11,353	21,856
Total net financial assets measured at fair value	$ 11,353	$ 21,856